ACCOUNTS RECEIVABLE - Allowance For Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Receivables [Abstract]
Balance at the beginning of year	$ 77,603	$ 66,839	$ 41,618
Adoption of ASU 2016-13	0	0	16,284
Additions	5,191	15,972	7,749
Written off	(4,587)	(3,852)	(3,965)
Translation adjustment	(5,198)	(1,356)	5,153
Balance at the end of year	$ 73,009	$ 77,603	$ 66,839